Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
47.	Subsequent Events:

a)	During 2026, Banco de Chile issued the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered with the Securities Registry of the Financial Market Commission:

Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
January 8, 2026 (*)	20240002	HW	750,000	UF	06/01/2044	2.93%
January 12, 2026 (*)	20240002	HW	100,000	UF	06/01/2044	2.92%
January 14, 2026	11/2022	FU	500,000	UF	11/01/2032	2.81%
January 14, 2026	11/2022	GG	350,000	UF	05/01/2035	2.89%
January 14, 2026 (*)	20240002	HW	300,000	UF	06/01/2044	2.91%
January 15, 2026	11/2022	FU	500,000	UF	11/01/2032	2.78%
January 15, 2026 (*)	20240002	HH	400,000	UF	12/01/2036	2.87%
January 15, 2026 (*)	20240002	HW	50,000	UF	06/01/2044	2.89%
February 10, 2026	11/2022	FG	860,000	UF	11/01/2030	2.59%
March 5, 2026	11/2022	FG	1,000,000	UF	11/01/2030	2.51%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.

b)	On January 21, 2026, Banco de Chile reported that Mr. Francisco Pérez Mackenna submitted his resignation from the positions of Regular Director and Vice Chairman of Banco de Chile, effective January 31, 2026, which was accepted by the Board of Directors. Likewise, the Board agreed to appoint Mr. Óscar Hasbún Martínez as Regular Director, replacing Mr. Francisco Pérez Mackenna, effective February 1, 2026 and until the next Annual General Shareholders’ Meeting. Finally, the Board agreed to appoint Regular Director Mr. Jean-Paul Luksic Fontbona as Vice Chairman of the Board, effective February 1, 2026.

c)	On January 29, 2026, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders’ Meeting for March 26, 2026 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2025:

a)	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2024 and November 2025, amounting to Ch$182,336,381,737 which will be added to retained earnings from previous periods.

b)	Distribute in the form of dividend the remaining profit, corresponding to a dividend of Ch$9.99757030464 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 84.7% of the profits for the year ended December 31, 2025.

Additionally, in accordance with the Bank’s Bylaws, and considering the amendment to Article Eight approved at the Extraordinary Shareholders’ Meeting held on November 10, 2025, the election of the Board of Directors to take place at the upcoming Ordinary Shareholders’ Meeting on March 26, 2026 will require the appointment of nine Principal Directors, as well as two Alternate Directors.

d)	On March 6, 2026, the subsidiary Banchile Administradora de Fondos S.A. reported that Mr. José Luis Vizcarra Villalobos submitted his resignation from his position as Director of Banchile Administradora General de Fondos S.A.

e)	On March 12, 2026, the subsidiary Banchile Administradora de Fondos S.A. reported that Mr. Andrés Ergas Heymann submitted his resignation from his position as Director of Banchile Administradora General de Fondos S.A.

f)	On March 12, 2026, Banco de Chile reported that Mr. Andrés Ergas Heymann submitted his resignation from his position as Regular Director of Banco de Chile. At the Ordinary Meeting of the Board of Directors held on the same date, the Board of Directors of Banco de Chile acknowledged and accepted said resignation.

Likewise, and in accordance with the provisions of Article Eight of the Bank’s Bylaws, the First Alternate Independent Director, Mr. Paul Furst Gwinner, assumed the position of Regular Independent Director.

g)	On March 26, 2026, Banco de Chile reported that, at the Ordinary Shareholders’ Meeting, the Board of Directors was fully renewed, as the legal and bylaw-mandated three-year term of office of the outgoing Board of Directors had expired.

Following the corresponding vote held at said meeting, the following individuals were elected as Directors of the Bank for a new three-year term:

Regular Directors:	Hernán Büchi Buc
Vivianne Caumont
Julio Santiago Figueroa
Paul Furst Gwinner (Independent)
Pablo Granifo Lavín
Oscar Hasbún Martínez
Ana Holuigue Barros (Independent)
Patricio Jottar Nasrallah
Jean-Paul Luksic Fontbona

First Alternate Director:	Nicolás Lewin Muñoz (Independent)
Second Alternate Director:	Sandra Marta Guazzotti

Furthermore, at an Ordinary Meeting of the Board of Directors held on the same date, the following appointments and designations were agreed upon:

Chairman:	Pablo Granifo Lavín
Vice Chairman:	Jean-Paul Luksic Fontbona
Vice Chairman:	Julio Santiago Figueroa

h)	On March 26, 2026 the Bank informed the CMF and local stock exchanges that at the Ordinary Shareholders’ Meeting held on the same day, it was resolved to approve the payment of a dividend in the amount of CLP $9.99757030464 per share, to be paid out of the net income for the financial year 2025.

i)	On April 27, 2026, the subsidiary Operadora de Tarjetas Banchile Pagos S.A. reported that, at an extraordinary meeting of its Board of Directors, the resignation submitted by its General Manager, Mr. Rodrigo Devía González, was acknowledged, which will become effective on April 30, 2026.

At the same meeting of the Board of Directors, it was resolved to appoint Mr. Felipe Pérez González as General Manager of the Company, effective as of May 1, 2026. Mr. Pérez González currently serves as the Company’s Commercial Manager.

These Consolidated Financial Statements of Banco de Chile for the year ended December 31, 2025 were approved by the Directors on April 29, 2026.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2025 and the date of issuance of these Consolidated Financial Statements.